Submission	May 04, 2026
Submission [Line Items]
Central Index Key	0001649904
Registrant Name	RHYTHM PHARMACEUTICALS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES